Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2017, 2018 and 2019 are as follows (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	5,017	3,750	6,830	981
Sales and marketing expenses	1,877	2,360	1,643	236
General and administrative expenses	10,796	5,072	9,025	1,296
Technology and product development expenses	3,162	2,807	2,723	392
Total	20,852	13,989	20,221	2,905

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2017, 2018 and 2019 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2017	44,445,135	0.43	7.1	1.8
Granted	7,255,000	0.42
Forfeited and expired	(7,319,500)	0.50
Exercised	(5,091,696)	0.37		2.1
Outstanding as of December 31, 2017	39,288,939	0.42	6.7	15.3
Granted	3,719,500	0.56
Forfeited and expired	(3,933,599)	0.47
Exercised	(4,823,106)	0.12		2.3
Outstanding as of December 31, 2018	34,251,734	0.47	6.4	—
Granted	15,794,018	0.48
Forfeited and expired	(7,128,379)	0.49
Exercised	(174,373)	0.43		0.02
Outstanding as of December 31, 2019	42,743,000	0.47	6.4	—
Exercisable as of December 31, 2019	25,806,736	0.47	4.5	—
Vested and expected to vest as of December 31, 2019	33,809,645	0.47	5.6	—

Share options valuation assumption	The assumptions used in determining the fair value of options granted during the years ended December 31, 2017, 2018 and 2019 are as follows:
For the Years Ended December 31,
	2017	2018	2019
Expected volatility rate	48.84%-57.06%	56.76%-57.10%	55.92%-77.98%
Expected dividend yield	—	—	—
Expected term (years)	3.13-6.16	2.50-6.16	1.00-6.16
Risk-free interest rate (per annum)	0.90%-1.92%	0.91%-2.09%	2.33%-3.12%